Consolidated Subsidiaries - Summary of Non-Controlling Interest Prior to Intra-Group Eliminations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets	₩ 2,735,212	₩ 2,611,740	₩ 2,312,226
Non-current assets of subsidiaries	5,680,421	6,080,580	4,940,873
Current liabilities of subsidiaries	(1,573,191)	(1,405,456)	(1,078,273)
Non-current liabilities of subsidiaries	(2,800,982)	(3,000,673)	(2,729,199)
Net assets of subsidiaries	4,041,460	4,286,191	3,445,627
Book value of non-controlling interest	1,419,707	1,454,860	1,546,434
Sales	3,280,495	3,663,857	3,155,329
Profit for the year	261,366	223,856	255,829
Profit for the year attributable to non-controlling interest of subsidiaries	106,405	37,745	88,941
Cash flows from operating activities of subsidiaries	373,994	386,465	536,907
Cash flows from investing activities of subsidiaries	(501,190)	(678,819)	(327,614)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(17,359)	532,524	(2,308)
Dividends to non-controlling interests of subsidiaries	(55,534)	(42,344)	(31,516)
Effect of exchange rate fluctuation of subsidiaries	7,459	(2,697)	18,849
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (192,630)	₩ 195,129	₩ 194,318
KEPCO Ilijan Corporation
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets	₩ 142,023	₩ 230,031	₩ 234,224
Non-current assets of subsidiaries	688	1,101	24,845
Current liabilities of subsidiaries	(252)	(3,642)	(30,783)
Non-current liabilities of subsidiaries	(548)	0	(7,772)
Net assets of subsidiaries	141,911	227,490	220,514
Book value of non-controlling interest	69,536	111,470	108,052
Sales	0	23,263	60,532
Profit for the year	3,718	16,455	12,981
Profit for the year attributable to non-controlling interest of subsidiaries	1,822	8,063	6,361
Cash flows from operating activities of subsidiaries	1,086	68,475	116,440
Cash flows from investing activities of subsidiaries	84	22,604	2,216
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(93,348)	(9,609)	(88,927)
Dividends to non-controlling interests of subsidiaries	(643)	(8,834)	0
Effect of exchange rate fluctuation of subsidiaries	5,135	8,807	10,683
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (87,686)	₩ 81,443	₩ 40,412
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets	₩ 953,211	₩ 861,705	₩ 793,995
Non-current assets of subsidiaries	632,169	693,748	626,710
Current liabilities of subsidiaries	(313,249)	(316,497)	(265,017)
Non-current liabilities of subsidiaries	(5,348)	(28,205)	(46,590)
Net assets of subsidiaries	1,266,783	1,210,751	1,109,098
Book value of non-controlling interest	620,723	593,268	543,458
Sales	1,523,031	1,425,913	1,375,668
Profit for the year	161,849	97,881	98,132
Profit for the year attributable to non-controlling interest of subsidiaries	79,306	47,962	48,085
Cash flows from operating activities of subsidiaries	(35,492)	81,419	133,160
Cash flows from investing activities of subsidiaries	26,915	27,372	(39,444)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(36,433)	(33,187)	(30,599)
Dividends to non-controlling interests of subsidiaries	(28,775)	(26,438)	(25,269)
Effect of exchange rate fluctuation of subsidiaries	(454)	(486)	885
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (74,239)	₩ 48,680	₩ 38,733
KEPCO Engineering & Construction Company, Inc.
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	48.76%	33.92%	33.92%
Current assets	₩ 446,900	₩ 372,031	₩ 253,958
Non-current assets of subsidiaries	407,804	443,502	451,085
Current liabilities of subsidiaries	(249,899)	(243,796)	(183,100)
Non-current liabilities of subsidiaries	(57,497)	(28,323)	(8,492)
Net assets of subsidiaries	547,308	543,414	513,451
Book value of non-controlling interest	266,867	184,326	174,163
Sales	545,092	505,291	433,127
Profit for the year	32,654	17,954	16,452
Profit for the year attributable to non-controlling interest of subsidiaries	15,922	6,090	5,581
Cash flows from operating activities of subsidiaries	39,985	4,918	(16,270)
Cash flows from investing activities of subsidiaries	(19,345)	18,712	19,061
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	(6,687)	(7,260)	(8,467)
Dividends to non-controlling interests of subsidiaries	(5,250)	(3,071)	(3,639)
Effect of exchange rate fluctuation of subsidiaries	(35)	5	38
Net increase (decrease) of cash and cash equivalents of subsidiaries	8,668	13,304	(9,277)
Others
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets	1,193,078	1,147,973	1,030,049
Non-current assets of subsidiaries	4,639,760	4,942,229	3,838,233
Current liabilities of subsidiaries	(1,009,791)	(841,521)	(599,373)
Non-current liabilities of subsidiaries	(2,737,589)	(2,944,145)	(2,666,345)
Net assets of subsidiaries	2,085,458	2,304,536	1,602,564
Book value of non-controlling interest	462,581	565,796	720,761
Sales	1,212,372	1,709,390	1,286,002
Profit for the year	63,145	91,566	128,264
Profit for the year attributable to non-controlling interest of subsidiaries	9,355	(24,370)	28,914
Cash flows from operating activities of subsidiaries	368,415	231,653	303,577
Cash flows from investing activities of subsidiaries	(508,844)	(747,507)	(309,447)
Cash flows from financing activities before dividends to non-controlling interests of subsidiaries	119,109	582,580	125,685
Dividends to non-controlling interests of subsidiaries	(20,866)	(4,001)	(2,608)
Effect of exchange rate fluctuation of subsidiaries	2,813	(11,023)	7,243
Net increase (decrease) of cash and cash equivalents of subsidiaries	₩ (39,373)	₩ 51,702	₩ 124,450